UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIESUNITED STATES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: MARCH 31, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT MONEY MARKET FUND
March 31, 2008

Principal			Interest
Amount		Security	Rate	†	Value

		MUNICIPAL INVESTMENTS—98.9%
		Alabama—7.5%
$ 500	M	Mobile Industrial Dev. Board Facs. Rev. Bonds, VR
		(CO; Kimberly-Clark Corp.)	2.60%		$ 500,000

		Alaska—6.0%
400	M	Valdez Marine Term. Rev. Bonds, VR (CO; ExxonMobil Corp.)	0.90		400,000

		Arizona—4.5%
300	M	Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR
		(Fannie Mae Liquidity Fac.)	2.25		300,000

		Florida—20.0%
500	M	City of Cape Coral CP, 4/2/2008 (LOC; Bank of America)	2.80		500,000
300	M	Florida Housing Fin. Corp. Multi-Family Hsg. Rev. Bonds, VR
		(Freddie Mac Liquidity Fac.)	2.09		300,000
530	M	Orange Cnty. Indl. Dev. Auth. Rev. Bonds, VR
		(LOC; SunTrust Bank)	2.09		530,000

					1,330,000

		Georgia—12.8%
350	M	Atlanta Tax Allocation Westside Proj. Series "A", VR
		(LOC; Wachovia Bank)	2.10		350,000
300	M	Roswell Hsg. Auth. Multi-Family Rev. Bonds, VR
		(Fannie Mae Liquidity Fac.)	2.09		300,000
200	M	Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR
		(LOC; Wachovia Bank)	2.10		200,000

					850,000

		Indiana—6.0%
400	M	Indiana Health & Edl. Fac. Fin. Auth. Rev. Bonds, VR
		(LOC; Fifth Third Bank)	2.25		400,000

		New Jersey—10.5%
700	M	New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR
		(LOC; JPMorgan Chase & Co.)	2.04		700,000

		New York—3.8%
250	M	New York State Thruway Auth. Hwy. & Brdg. Rev. Bonds, 4/1/2008
		(MBIA Ins.)	3.28		250,000

		Ohio—13.0%
500	M	Lucas County Facs. Improvement Rev. Bonds, VR
		(LOC; Fifth Third Bank)	2.25		500,000
368	M	Warren County Health Care Facs. Rev. Bonds, VR
		(LOC; Fifth Third Bank)	2.18		368,000

					868,000

		Pennsylvania—4.5%
300	M	Delaware County Indl. Dev. Auth. Airport Facs. Rev. Bonds, VR

		(CO; United Parcel Service Inc.)	1.07	300,000

		Texas—4.3%
285	M	Tarrant County Housing Rev. Bonds, VR
		(Fannie Mae Collateral Agreement)	2.09	285,000

		Virginia—6.0%
400	M	Alexandria Industrial Dev. Auth. Rev. Bonds, VR
		(LOC; Bank of America)	2.10	400,000

Total Value of Municipal Investments (cost $6,583,000)††			98.9%	6,583,000
Other Assets, Less Liabilities			1.1	75,784

Net Assets			100.0%	$6,658,784

†	The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the
Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at March 31, 2008. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

††	Aggregate cost for federal income tax purposes is the same.

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.7%
		Alabama—1.9%
$5,835	M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 6,078,611
6,000	M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	5,967,660
1,500	M	Huntsville Pub. Bldg. Auth. Rev. (Justice & Safety) 5% 10/1/2027	1,504,305

			13,550,576

		Arizona—1.1%
7,130	M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	7,681,577

		California—6.0%
6,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024	6,044,700
2,000	M	Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026	2,073,020
2,000	M	Dublin Unified School Dist. GO Series "A" 5% 8/1/2027	2,031,620
7,990	M	Los Angeles Unified School Dist. GO 4 3/4% 7/1/2025	7,970,824
10,000	M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	9,320,300
10,000	M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	10,266,400
5,000	M	UBS Mun. CRVS Anaheim Pub. Fin. 7.480% 10/1/2011***	5,051,900

			42,758,764

		Colorado—.3%
2,335	M	Colorado State Board of Governors Univ. Rev. 5 1/4% 3/1/2024	2,460,553

		Connecticut—2.7%
9,000	M	Connecticut State GO Series "C" 5% 4/1/2023	9,248,400
9,000	M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
		6 1/8% 9/1/2012	9,847,080

			19,095,480

		District of Columbia—.8%
5,000	M	District of Columbia GO Series "B" 6% 6/1/2021	5,685,000

		Florida—1.8%
1,000	M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	1,019,030
1,000	M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,142,760
1,000	M	Florida Municipal Loan Council Rev. 5 3/8% 11/1/2025	1,012,760
1,000	M	Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019	1,058,610
1,000	M	Lakeland Electric & Water Rev. 6.05% 10/1/2014	1,153,260
1,000	M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	1,015,650
1,000	M	Miami Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014	1,068,530
		Osceola County Tourist Development Tax Revenue:
1,000	M	5 1/2% 10/1/2017	1,069,200
1,000	M	5 1/2% 10/1/2018	1,063,260
1,000	M	Plant City Utility System Rev. 6% 10/1/2015	1,123,020
1,000	M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,152,700
840	M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	935,693

			12,814,473

		Georgia—12.0%
15,000	M	Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*	15,962,400

9,040	M	Atlanta Water & Wastewater Rev. Series "A" 5 1/2% 11/1/2019	9,986,126
10,000	M	Augusta Water & Sewer Rev. 8.165% 10/1/2039***	10,396,400
2,540	M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
		(Georgia Tech. Facs.) 5 1/4% 11/1/2021	2,679,065
		Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250	M	6 1/4% 7/1/2011	22,043,138
22,000	M	6% 7/1/2013	24,522,740

			85,589,869

		Hawaii—1.7%
		Hawaii State General Obligations:
5,500	M	6% 10/1/2009	5,801,455
6,000	M	6% 10/1/2010	6,527,580

			12,329,035

		Illinois—14.3%
		Chicago Board of Education Lease Certificates of Participation Series "A":
5,000	M	6% 1/1/2016	5,778,850
36,200	M	6% 1/1/2020	41,410,628
		Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000	M	6.6% 2/1/2010	5,382,450
3,000	M	6.65% 2/1/2011	3,328,170
5,000	M	Illinois State Fin. Auth. Revenue 5 1/4% 1/1/2022 (when-issued)	5,003,750
		Illinois State First Series General Obligations:
5,250	M	6 1/8% 1/1/2010*	5,587,523
8,000	M	5 1/2% 5/1/2017	8,491,600
12,000	M	5 1/2% 5/1/2018	12,687,000
9,050	M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	9,231,272
4,000	M	Regional Transportation Auth. 7 3/4% 6/1/2019	5,181,840

			102,083,083

		Indiana—1.3%
8,330	M	Indianapolis Gas Util. Rev. 5 1/4% 8/15/2025 (when-issued)	8,496,350
1,000	M	New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*	1,114,400

			9,610,750

		Louisiana—.7%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,197,775

		Massachusetts—4.5%
10,025	M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	10,737,978
20,120	M	Massachusetts State GO 6% 8/1/2009	21,114,330

			31,852,308

		Michigan—4.6%
5,000	M	Detroit City School Dist. GO 5% 5/1/2033	4,894,850
1,130	M	Michigan Muni. Bond Auth. Rev. 5% 5/1/2019	1,168,657
10,000	M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,766,700
10,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	10,564,000
4,500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022	5,535,045

			32,929,252

		Missouri—2.7%
		Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
6,840	M	6 3/4% 5/15/2010	7,466,612
10,175	M	6 3/4% 5/15/2011	11,447,180

			18,913,792

		Nevada—.9%
6,000	M	Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*	6,335,040

		New Mexico—1.5%
10,000	M	New Mexico Fin. Auth. State Trans. Rev. Series "A"
		5 1/4% 6/15/2021	10,708,100

		New York—10.9%
2,250	M	New York City GO Series "G" 5 5/8% 8/1/2020	2,396,610
22,150	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,156,935
		New York State Dorm. Auth. Revenue:
10,000	M	New York University 5 3/4% 7/1/2027	11,194,200
5,000	M	State University 5 7/8% 5/15/2017	5,751,300
5,155	M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,169,022
7,780	M	Port Authority of New York & New Jersey Drivers 7.41% 8/15/2015***	8,510,075
13,000	M	Sales Tax Asset Receivable Corp. 5% 10/15/2026	13,268,320
5,000	M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
		5 3/4% 10/15/2013	5,265,400

			77,711,862

		North Carolina—3.1%
3,030	M	Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023	3,153,988
		North Carolina Municipal Pwr. Agy. (Catawba Elec.):
10,110	M	6% 1/1/2010	10,688,494
8,000	M	6% 1/1/2011	8,627,360

			22,469,842

		North Dakota—1.6%
10,500	M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
		7.2% 6/30/2013	11,813,235

		Ohio—1.0%
6,000	M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	6,940,200

		Oklahoma—2.2%
		Oklahoma State Ind. Dev. Auth. (Integris Hlth. Sys.):
2,330	M	6% 8/15/2009*	2,475,019
3,210	M	6% 8/15/2017	3,409,790
10,000	M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	10,074,500

			15,959,309

		Oregon—.8%
		Portland Urban Renewal & Redev. South Park Blocks Series "A":
2,695	M	5 3/4% 6/15/2015	2,871,981
2,630	M	5 3/4% 6/15/2016	2,792,876

			5,664,857

		Pennsylvania—3.3%
5,000	M	Pennsylvania State Higher Educ. Facs. Auth. 5% 4/1/2026	5,055,800
4,925	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
		5 1/2% 12/1/2019	5,340,374
12,050	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,341,278

			23,737,452

		Texas—9.0%
16,000	M	Austin Utilities Systems Rev. 6% 11/15/2013	17,591,520
		Harris County Toll Road Sub. Liens General Obligations Series "A":
11,065	M	6 1/2% 8/15/2012	12,618,969
7,305	M	6 1/2% 8/15/2013	8,484,757
		Houston Water Conveyance System Certificates of Participation:
4,000	M	6 1/4% 12/15/2013	4,606,080
6,035	M	6 1/4% 12/15/2015	7,084,064
10,000	M	North Texas Twy. Auth. Rev. 5 1/8% 1/1/2028 (when-issued)	9,993,000
3,745	M	San Marcos Ind. Sch. Dist. GO 5% 8/1/2032	3,667,329

				64,045,719

		Utah—1.0%
1,365	M	Provo Electric System Rev. 10 3/8% 9/15/2015		1,752,059
5,500	M	Weber Basin Water Conservancy Dist. Rev. 5 1/4% 10/1/2037		5,557,310

				7,309,369

		Virginia—.5%
3,310	M	Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022		3,360,213

		Washington—3.0%
		Snohomish County Washington Ltd. Tax General Obligations:
7,975	M	5 1/2% 12/1/2017		8,515,386
8,410	M	5 1/2% 12/1/2018		8,935,289
3,715	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033		3,738,702

				21,189,377

		Wisconsin—3.5%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
		6.9% 8/1/2021		14,578,440
10,000	M	Wisconsin State GO 5% 5/1/2025		10,172,500

				24,750,940

Total Value of Municipal Bonds (cost $658,725,349)				704,547,802

		SHORT-TERM TAX EXEMPT INVESTMENTS—.1%
1,000	M	Metropolitan Transit Auth. NY Revenue
		Adjustable Rate Note 1.01% ** (cost $1,000,000)		1,000,000

Total Value of Municipal Investments (cost $659,725,349)			98.8%	705,547,802
Other Assets, Less Liabilities			1.2	8,836,883

Net Assets			100.0%	$714,384,685

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$659,725,349. Accumulated net unrealized appreciation on investments was $45,822,453, consisting of $47,908,077 gross unrealized appreciation and $2,085,624 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INSURED TAX EXEMPT FUND II
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—101.1%
		Alabama—2.5%
$1,000	M	Auburn University Rev. 5% 6/1/2027	$ 1,013,880
2,000	M	Mobile GO 5% 2/15/2023	2,069,540

			3,083,420

		Alaska—3.9%
1,000	M	Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2012*	1,119,730
3,765	M	Anchorage GO 5% 8/1/2025	3,840,714

			4,960,444

		Arizona—10.5%
2,500	M	Arizona State University COP 5% 9/1/2025	2,507,125
2,900	M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	2,953,534
2,700	M	Greater Dev. Auth. Infrastructure Rev. 5% 8/01/2026	2,733,966
5,000	M	Phoenix Civic Impt. Corp. Wastewater Sys. Rev. 5% 7/1/2026	5,081,050

			13,275,675

		California—6.2%
5,000	M	California State GO 5% 6/1/2027	5,039,100
2,000	M	Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029	2,013,800
730	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025	746,016

			7,798,916

		Colorado—2.1%
1,500	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
		5 1/8% 12/1/2021	1,579,995
1,000	M	Lafayette Water Rev. 5 1/4% 12/1/2023	1,043,650

			2,623,645

		Connecticut—2.5%
1,565	M	New Britain GO 4 3/4% 4/1/2028 (when-issued)	1,567,003
1,500	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5 1/4% 8/1/2030 (when-issued)	1,531,575

			3,098,578

		Florida—2.6%
1,320	M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	1,325,716
1,880	M	Florida State Dept. of Trans. Alligator Alley Rev. Series "A"
		5% 7/1/2025	1,909,065

			3,234,781

		Georgia—3.2%
1,000	M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
		(Georgia Tech. Facs.) 5 1/4% 11/1/2021	1,054,750
1,000	M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
		5 1/8% 12/1/2021	1,042,940
2,010	M	Rome-Floyd County Dev. Auth. Rev. (Parking Deck Proj.)
		5% 1/1/2033 (when-issued)	1,995,729

			4,093,419

		Illinois—4.0%
5,000	M	Illinois State GO 5% 4/1/2028	5,047,000

		Indiana—3.0%
1,030	M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,127,582
1,105	M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,203,467
1,250	M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,377,187

			3,708,236

		Kansas—2.3%
1,500	M	Kansas State Dev. Fin. Auth. Hlth. Facs. Rev. 5 1/8% 11/15/2032	1,492,635
1,415	M	Wyandotte County Kansas City GO 5% 8/1/2025	1,454,210

			2,946,845

		Kentucky—1.0%
1,195	M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5 1/4% 9/1/2026	1,226,177

		Louisiana—1.5%
1,845	M	Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021	1,904,317

		Massachusetts—2.8%
2,000	M	Massachusetts State College Bldg. Auth. Proj. Rev. 5% 5/1/2025	2,038,000
1,500	M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2027	1,492,545

			3,530,545

		Michigan—12.8%
3,800	M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	3,888,578
2,000	M	Canton Charter Twp. GO 5% 4/1/2027	2,024,560
1,105	M	Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021	1,157,521
4,000	M	Grand Valley State University Rev. 5% 12/1/2033	4,006,040
1,900	M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	1,950,141
1,000	M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
		5 1/4% 1/1/2018	1,050,460
1,170	M	Pinconning Area Schools (Bldg. & Site) GO 5% 5/1/2033	1,171,650
950	M	Plymouth-Canton Cmnty. School District GO 4 1/2% 5/1/2031	886,588

			16,135,538

		Minnesota—1.2%
1,405	M	Northern Minnesota Mun. Pwr. Agy. Rev. 5% 1/1/2021 (when-issued)	1,458,713

		Missouri—1.8%
1,000	M	Branson Reorg. School District GO 5% 3/1/2025	1,023,410
200	M	Liberty Sewer System Rev. 6.15% 2/1/2009*	207,280
310	M	Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
		5.85% 6/1/2010*	328,743
250	M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	267,107
375	M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
		5 3/4% 3/1/2010*	402,709

			2,229,249

		Nebraska—.8%
1,000	M	Municipal Energy Agency 5 1/4% 4/1/2021	1,051,460

		New Jersey—1.4%
1,750	M	New Jersey Health Care Facs. Fing. Auth. Rev.
		5 1/4% 1/1/2031 (when-issued)	1,765,801

		New York—.8%
		Camden Central School District General Obligations:
725	M	5 1/2% 3/15/2016	772,748
250	M	5 1/2% 3/15/2017	264,863

			1,037,611

		North Carolina—1.7%
1,050	M	Monroe Combined Enterprise Sys. Rev. 5% 3/1/2023	1,083,085
1,000	M	University Sys. Pool Rev. 5% 10/1/2033 (when-issued)	995,710

			2,078,795

		North Dakota—1.0%
1,300	M	North Dakota State Brd. Higher Educ. Rev. (Wellness Proj.) 5% 4/1/2029	1,301,521

		Ohio—11.7%
1,255	M	Akron Sewer System Rev. 5 1/4% 12/1/2020	1,318,854
2,500	M	Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020	2,577,325
1,380	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020	1,400,369
1,515	M	Dayton Spl. Oblig. Economic Dev. Rev. 5% 12/1/2024	1,548,360
2,825	M	Greater Cleveland Regl. Trans. Auth. GO 5% 12/1/2026	2,876,276
2,875	M	Marysville School District GO 5% 12/1/2026	2,935,346

1,500	M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018		1,601,700
450	M	Youngstown GO 6% 12/1/2010*		496,710

				14,754,940

		Pennsylvania—3.6%
1,725	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024		1,722,947
1,200	M	New Castle Sanitation Auth. Swr. 5% 6/1/2027		1,206,264
		State Pub. Sch. Bldg. Auth. Revenue:
500	M	Delaware Cnty. Cmnty. College Proj. 5% 10/1/2025		509,855
1,000	M	Philadelphia School Dist. Proj. 5 1/4% 6/1/2013*		1,104,790

				4,543,856

		Puerto Rico—.7%
895	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs. 6 1/4% 7/1/2016		897,434

		South Carolina—.8%
1,000	M	Hilton Head Island Rev. 5 1/8% 12/1/2022		1,036,160

		Texas—10.0%
5,000	M	Harris Cnty. Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032 (when-issued)		4,957,750
5,000	M	Houston Utility Systems Rev. 5 1/4% 5/15/2020		5,327,550
2,245	M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026		2,295,288

				12,580,588

		Washington—4.7%
3,710	M	Washington State Health Care Facs. Auth. Rev. 5 1/4% 10/1/2033		3,733,670
2,235	M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027		2,246,600

				5,980,270

Total Value of Municipal Bonds (cost $126,550,359)				127,383,934

		SHORT-TERM TAX EXEMPT INVESTMENTS—3.6%
		Adjustable Rate Notes**
700	M	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev. 1 1/4%		700,000
1,000	M	New York City GO 1.01%		1,000,000
1,000	M	New York City Mun. Wtr. Fin. Auth. Rev. 1.06%		1,000,000
600	M	New York City Trans. Fin. Auth. Rev. 1.2%		600,000
1,000	M	Roanoke VA Indl. Dev. Auth. Hosp. Rev. 1.2%		1,000,000
200	M	University of Michigan Regent Hosp. Rev. 1 1/4%		200,000

Total Value of Short-Term Tax Exempt Investments (cost $4,500,000)				4,500,000

Total Value of Municipal Investments (cost $131,050,359)			104.7%	131,883,934
Excess of Liabilities Over Other Assets			(4.7)	(5,926,641)

Net Assets			100.0%	$125,957,293

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$131,050,359. Accumulated net unrealized appreciation on investments was $833,575, consisting of $1,799,267 gross unrealized appreciation and $965,692 gross unrealized depreciation.

Portfolio of Investments (unaudited)
ARIZONA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.7%
		Certificates of Participation—17.4%
$700	M	Arizona Board Regents (Univ. Arizona Projs.) 5% 6/1/2024	$ 716,436
500	M	Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030	513,240
750	M	Arizona State Univ. Research Infrastructure 5% 9/1/2026	747,285
250	M	Northern Arizona University 5% 9/1/2026	251,835
500	M	University Arizona Student Facs. Rev. 5% 6/1/2024	502,955

			2,731,751

		Education—4.3%
640	M	South Campus Group (Arizona St. Univ. Proj. South Campus)
		5 5/8% 9/1/2023	681,478

		General Obligations—20.2%
500	M	Maricopa County Sch. Dist. #80 (Chandler) 6 1/4% 7/1/2011	553,775
1,000	M	Phoenix Series "B" 5 3/8% 7/1/2019	1,096,700
500	M	Pinal County Unified School District 5% 7/1/2024	514,890
500	M	Yuma County Library District 5% 7/1/2024	500,330
500	M	Yuma & La Paz Cntys. Cmnty. College Dist. 5% 7/1/2023	515,635

			3,181,330

		Health Care—3.9%
500	M	Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
		7% 12/1/2016	605,475

		Transportation—2.2%
350	M	Phoenix Airport Rev. 6 1/4% 7/1/2012	350,952

		Utilities—19.6%
750	M	Glendale Water & Sewer Rev. 5% 7/1/2023	770,055
		Phoenix Civic Improvement Corp.:
500	M	Wastewater System Rev. 5% 7/1/2025	508,000
500	M	Water System Rev. 5 1/2% 7/1/2020	528,980
750	M	Pima County Sewer Rev. 5 3/8% 7/1/2014	787,350
500	M	Yuma Mun. Ppty. Corp. Wtr. & Swr. Rev. 5% 7/1/2026	495,240

			3,089,625

		Other Revenue—32.1%
750	M	Downtown Phoenix Hotel Corp. 5% 7/1/2036	672,038
		Greater Arizona Dev. Auth. Infrastructure Revenue:
500	M	Buckeye 5% 8/1/2025	503,350
250	M	Cottonwood 6% 8/1/2015	257,438
500	M	Quartzsite, Apache Fire 5% 8/1/2027	501,995
750	M	Maricopa County Stadium District Rev. 5 3/8% 6/1/2017	799,785
		Phoenix Indl. Dev. Auth. Govt. Office Lease Revenue:
250	M	Capitol Mall LLC Proj. 5% 9/15/2026	253,407
500	M	School Improvements 5% 7/1/2027	502,165
1,000	M	Tempe Excise Tax Rev. 5 1/4% 7/1/2020	1,057,080

500	M	Yuma Mun. Ppty. Corp. Lease Rev. 5% 7/1/2026		498,185

				5,045,443

Total Value of Municipal Bonds (cost $15,666,489)			99.7%	15,686,054
Other Assets, Less Liabilities			.3	48,689

Net Assets			100.0%	$15,734,743

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$15,666,489. Accumulated net unrealized appreciation on investments was $19,565, consisting of $357,843 gross unrealized appreciation and $338,278 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS—99.3%
		Certificates of Participation—12.9%
$500	M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012		$ 578,820
750	M	Los Angeles Real Property Prog. 5.3% 4/1/2022		780,885
1,200	M	Riverside California 5% 9/1/2028		1,198,428
1,000	M	West Contra Costa Healthcare 5 3/8% 7/1/2024		950,770

				3,508,903

		General Obligations—35.9%
1,000	M	Antelope Valley Cmnty. College District 5% 8/1/2026		1,011,080
1,000	M	Butte-Glenn Cmnty. College District 5% 8/1/2027		1,014,640
1,000	M	Carlsbad Unified School District 5% 8/1/2026		1,022,380
500	M	Fontana School District 5 3/4% 5/1/2022		521,580
650	M	Jefferson Unified High Sch. District (San Mateo Cnty.) 6 1/4% 2/1/2016		730,229
1,000	M	Los Angeles Unified School District 4 3/4% 7/1/2027		992,450
750	M	Natomas Unified School District 5.95% 9/1/2021		869,827
1,000	M	Oak Valley Hospital District 5% 7/1/2035		980,950
1,010	M	San Juan Unified School District 5% 8/1/2025		1,021,049
500	M	Walnut Valley School District 7.2% 2/1/2016		581,685
1,000	M	Wiseburn School District 5% 8/01/2026		1,014,830

				9,760,700

		Health Care—3.7%
1,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5 1/8% 7/1/2024		1,007,450

		Transportation—8.6%
1,000	M	Port of Oakland Rev. Bonds Series "M" 5 1/4% 11/1/2012*		1,102,750
200	M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2010*		216,488
1,000	M	San Francisco City & Cnty. Airport Rev. 5 1/4% 5/1/2025		1,021,940

				2,341,178

		Utilities—19.0%
1,150	M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020		1,205,051
500	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		499,960
1,000	M	Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027		1,008,360
1,525	M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022		1,619,047
750	M	South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012		826,365

				5,158,783

		Other Revenue—19.2%
1,000	M	California State Public Works Board 6 1/2% 12/1/2008		1,031,190
1,000	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		1,128,270
1,105	M	Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
		5 1/4% 11/1/2020		1,187,809
1,000	M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020		1,042,840
700	M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015		818,944

				5,209,053

Total Value of Municipal Bonds (cost $26,238,158)			99.3%	26,986,067

Other Assets, Less Liabilities	.7	182,930

Net Assets	100.0%	$27,168,997

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$26,238,158. Accumulated net unrealized appreciation on investments was $747,909, consisting of $924,595 gross unrealized appreciation and $176,686 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COLORADO INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.6%
		Certificates of Participation—4.8%
$250	M	Broomfield Open Space 5 1/2% 12/1/2020	$ 260,133
200	M	Greeley Building Auth. 5.6% 11/1/2019	209,154

			469,287

		Education—11.8%
250	M	Colorado State Board of Governors Univ. Rev. 5 1/4% 3/1/2024	263,442
250	M	Fort Lewis College Brd. 5% 10/1/2025	248,273
250	M	Mesa St. College Enterprise Rev. 5 1/8% 5/15/2037	254,635
350	M	University of Northern Colorado Rev. 5 1/2% 6/1/2018	369,898

			1,136,248

		General Obligations—38.7%
500	M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
		5 1/8% 12/1/2021	526,665
250	M	Adams Cnty. Sch. Dist. #50 Westminster 5% 12/1/2025	254,202
250	M	Adams & Weld Cntys. Sch. Dist. #27J Brighton
		5 1/4% 12/1/2027 (when-issued)	259,075
1,000	M	Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019	1,055,230
200	M	Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019	216,772
250	M	Centennial Downs Met. District 5% 12/1/2028	251,107
		El Paso County School District:
350	M	#2 (Harrison) 5 1/2% 12/1/2011*	385,213
250	M	#20, 5 1/4% 12/15/2017	266,453
250	M	Moffat Cnty. Sch. Dist. #1 Craig 5 1/4% 12/1/2024	263,343
250	M	Pueblo County School District #70, 5 1/4% 12/1/2022	261,425

			3,739,485

		Health Care—5.3%
125	M	Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*	133,509
350	M	Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015	378,192

			511,701

		Transportation—2.6%
250	M	Regional Trans. Dist. Sales Tax Rev. 5% 11/1/2031	248,960

		Utilities—16.9%
250	M	Arapahoe Cnty Wtr. & Wastewater Auth. Rev. 5% 12/2/2025	256,537
100	M	Boulder Water & Sewer Rev. 5.6% 12/1/2010*	108,549
200	M	Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019	211,004
		Colorado Water Resources & Power Dev. Authority
		Small Water Resources Rev. Series "A":
100	M	5 3/4% 11/1/2010*	108,271
250	M	5 1/4% 11/1/2021	260,610
400	M	Denver City & County Wastewater Rev. 5 1/4% 11/1/2016	429,012
250	M	Erie Water Enterprise Rev. 5% 12/1/2024	258,503

				1,632,486

		Other Revenue—18.5%
250	M	Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016		262,793
		Larimer County Sales & Use Tax Revenue:
280	M	5 1/4% 12/15/2016		301,680
400	M	5 1/2% 12/15/2018		431,136
250	M	Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015		266,430
500	M	Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021		522,630

				1,784,669

Total Value of Municipal Bonds (cost $9,223,002)			98.6%	9,522,836
Other Assets, Less Liabilities			1.4	132,651

Net Assets			100.0%	$9,655,487

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$9,223,002. Accumulated net unrealized appreciation on investments was $299,834, consisting of $332,668 gross unrealized appreciation and $32,834 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.5%
		Education—13.1%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000	M	Quinnipiac University 5% 7/1/2024	$ 1,023,720
1,000	M	Renbrook School 5% 7/1/2030	993,290
1,235	M	Trinity College Series "H" 5% 7/1/2019	1,286,635
1,000	M	Westminister School 5% 7/1/2037	974,430
600	M	University of Connecticut Student Fees Rev. Series "A" 5 1/4% 11/15/2021	628,452

			4,906,527

		General Obligations—43.1%
500	M	Branford 5% 5/15/2014	532,760
		Bridgeport:
750	M	Series "A" 6 1/8% 7/15/2010*	819,840
1,000	M	Series "A" 5 3/8% 8/15/2019	1,031,880
1,500	M	Series "B" 5% 12/1/2023	1,551,045
		Connecticut State:
690	M	Series "E" 6% 3/15/2012	769,819
1,020	M	Series "F" 5% 10/15/2021	1,057,189
1,090	M	Cromwell 5% 6/15/2020	1,124,117
1,000	M	Glastonbury 5% 6/15/2021	1,052,690
1,650	M	Hartford 5% 8/15/2019	1,712,750
1,000	M	Hartford County Met. Dist. 5% 5/1/2024	1,018,470
		New Britain:
800	M	6% 3/1/2012	858,104
1,000	M	4 3/4% 4/1/2028 (when-issued)	1,001,280
		New Haven:
300	M	6% 11/1/2009*	321,546
470	M	5 1/4% 11/1/2013	497,378
395	M	5% 11/1/2017	416,863
1,000	M	North Haven 5% 7/15/2019	1,076,840
1,250	M	Waterbury 5% 4/1/2012*	1,353,738

			16,196,309

		Health Care—14.6%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
385	M	Bridgeport Hospital 6 1/2% 7/1/2012	386,124
400	M	Child Care Facs. Prog. 5 1/2% 7/1/2019	414,356
2,165	M	Children's Medical Center Series "B" 5% 7/1/2021	2,190,287
700	M	New Britain General Hospital 6 1/8% 7/1/2014	701,841
		Village Families & Children Series "A":
370	M	5% 7/1/2015	394,135
385	M	5% 7/1/2016	407,299
405	M	5% 7/1/2017	426,663

550	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016		551,496

				5,472,201

		Housing—6.2%
		Connecticut State Housing Finance Authority:
1,750	M	5% 6/15/2024		1,815,205
500	M	5.85% 6/15/2030		505,460

				2,320,665

		Transportation—3.5%
		Connecticut State Special Tax Obligation Revenue
		Transportation Infrastructure:
250	M	6 1/8% 9/1/2012		273,692
1,000	M	5% 12/1/2021		1,027,950

				1,301,642

		Utilities—16.6%
1,000	M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035		1,003,090
		Puerto Rico Commonwealth Aqueduct & Swr. Auth. Revenue:
1,000	M	5% 7/1/2025		1,014,340
500	M	5% 7/1/2028		499,960
		Puerto Rico Electric Power Authority Revenue:
150	M	5 1/4% 7/1/2012*		166,001
500	M	5 3/8% 7/1/2012*		555,820
1,000	M	5% 7/1/2026		978,840
		South Central Connecticut Regional Water Authority Revenue:
1,000	M	5 1/4% 8/1/2029 (when-issued)		1,024,220
1,000	M	5% 8/1/2033		1,004,110

				6,246,381

		Other Revenue—1.4%
545	M	Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008		546,559

Total Value of Municipal Bonds (cost $36,503,275)				36,990,284

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.8%
685	M	Connecticut State Hlth. & Edl. Facs. Auth. Rev. (Yale University)
		Adjustable Rate Note .80%** (cost $685,000)		685,000

Total Value of Municipal Investments (cost $37,188,275)			100.3%	37,675,284
Excess of Liabilities Over Other Assets			(.3)	(117,436)

Net Assets			100.0%	$37,557,848

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$37,188,275. Accumulated net unrealized appreciation on investments was $487,009, consisting of $775,784 gross unrealized appreciation and $288,775 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GEORGIA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—100.3%
		Education—24.9%
$500	M	Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036	$ 495,490
250	M	Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022	260,455
500	M	Bulloch County Dev. Auth. 5 1/4% 8/1/2019	519,860
500	M	Cobb County Dev. Auth. Hsg. Rev. 5 1/4% 7/15/2025	512,515
		Fulton County Development Authority Revenue:
350	M	Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017	371,592
250	M	Morehouse College 6 1/4% 12/1/2010*	277,898
500	M	Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023	514,870

			2,952,680

		Health Care—20.9%
500	M	Clarke County Hospital Auth. Rev. 5% 1/1/2027	499,960
500	M	Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024	521,325
500	M	Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018	535,470
500	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	501,360
400	M	Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019	417,460

			2,475,575

		Utilities—30.4%
105	M	Atlanta Water & Wastewater & Sewer Rev. 5 1/2% 11/1/2017	117,072
130	M	Brunswick Water & Sewer Rev. 6.1% 10/1/2019	153,230
150	M	Cairo Combined Public Utility Rev. 5% 1/1/2024	153,784
150	M	Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*	162,615
500	M	Commerce Water & Sewer Rev. 5% 12/1/2025	509,205
500	M	Fayetteville Water & Sewer Rev. 5% 11/1/2021	519,940
250	M	Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*	271,582
		Georgia Municipal Gas Authority Revenue:
		Buford Project:
80	M	6.8% 11/1/2009	80,230
250	M	5 1/2% 11/1/2012	267,830
100	M	Warner Robins Series "B" 5.8% 1/1/2015	100,238
250	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	249,980
500	M	Upper Oconee Basin Water Auth. 5% 7/1/2026	509,390
500	M	Walton County Water & Sewer Auth. Rev. 5% 2/1/2028 (when-issued)	503,830

			3,598,926

		Other Revenue—24.1%
250	M	Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*	271,480
500	M	Atlanta Tax Allocation (Atlantic Station Proj.) 5 1/4% 12/1/2022	525,090
500	M	Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018	554,265
250	M	College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*	274,717
200	M	Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.) 6 1/4% 6/1/2010*	218,502
500	M	Jefferson Pub. Bldg. Auth. Rev. Series "A" 5% 3/1/2032	497,905

500	M	Rome-Floyd Cnty. Dev. Auth. (Parking Deck Proj.) 5% 1/1/2025 (when-issued)		509,235

				2,851,194

Total Value of Municipal Bonds (cost $11,654,241)			100.3%	11,878,375
Excess of Liabilities Over Other Assets			(.3)	(33,549)

Net Assets			100.0%	$11,844,826

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$11,654,241. Accumulated net unrealized appreciation on investments was $224,134, consisting of $297,834 gross unrealized appreciation and $73,700 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MARYLAND INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.6%
		Certificates of Participation—3.9%
$750	M	Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011	$ 799,688

		Education—24.6%
		Maryland St. Econ. Dev. Corp. Student Hsg. Revenue:
1,000	M	Univ. MD-Baltimore Cnty. 5% 7/1/2035	950,020
1,000	M	Univ. MD-College Park 5% 6/1/2026	992,860
735	M	Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
		(Univ. MD-College Park) 5 3/8% 7/1/2016	773,418
500	M	Morgan State University Academic & Auxiliary
		Facilities Fees Rev. 6.05% 7/1/2015	560,250
750	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		University Plaza Proj. Series "A" 5 5/8% 7/1/2013	782,258
1,000	M	St. Mary's College Rev. 5% 9/1/2024	1,019,800

			5,078,606

		General Obligations—11.8%
1,000	M	Ocean City 5% 3/1/2021	1,025,550
1,000	M	St. Mary's County Hospital 5% 10/1/2020	1,052,510
350	M	Wicomico County 5 1/2% 12/1/2016	364,084

			2,442,144

		Health Care—24.3%
		Maryland State Health & Higher Educ. Facs.:
		Anne Arundel Health System:
1,000	M	5% 7/1/2024	1,020,340
1,000	M	5% 7/1/2034	1,003,650
500	M	Lifebridge Health 5% 7/1/2028	501,800
1,000	M	University of Maryland Med. Sys. 5% 7/1/2024	1,015,120
1,000	M	Western Maryland Health 5% 1/1/2025	1,013,410
450	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	451,224

			5,005,544

		Housing—3.5%
210	M	Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
		5 7/8% 7/1/2016	210,571
500	M	Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020	509,540

			720,111

		Transportation—5.0%
1,000	M	Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
		5% 7/1/2022	1,030,730

		Utilities—9.9%
		Baltimore Wastewater Utilities Revenue:
1,000	M	5% 7/1/2020	1,019,440
1,000	M	5% 7/1/2024	1,012,480

				2,031,920

		Other Revenue—15.6%
1,000	M	Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
		5 1/8% 7/1/2022		1,051,960
		Baltimore Convention Center Revenue:
250	M	5 1/2% 9/1/2014		257,085
1,000	M	5% 9/1/2032		885,480
1,000	M	Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021		1,030,320

				3,224,845

Total Value of Municipal Bonds (cost $20,431,696)			98.6%	20,333,588
Other Assets, Less Liabilities			1.4	282,447

Net Assets			100.0%	$20,616,035

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$20,431,696. Accumulated net unrealized depreciation on investments was $98,108, consisting of $318,803 gross unrealized appreciation and $416,911 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS—97.3%
		Education—31.4%
		Massachusetts State College Bldg. Auth. Proj. Revenue:
$1,000	M	5 1/4% 5/1/2021		$ 1,028,190
1,000	M	5% 5/1/2025		1,019,000
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Massachusetts College of Pharmacy 5% 7/1/2031		994,480
1,000	M	Worcester Polytechnic Institute 5% 9/1/2023		1,026,390
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,015	M	5% 8/15/2022		1,039,431
1,000	M	5% 7/1/2027		995,030
1,000	M	5% 10/1/2029		978,090
1,000	M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014		1,161,030

				8,241,641

		General Obligations—29.9%
1,000	M	Holliston 5 1/4% 4/1/2018		1,061,490
1,000	M	Lawrence 5% 4/1/2027		1,003,120
500	M	Massachusetts State 2.74% 5/1/2037		360,055
1,155	M	Quaboag Regional School District 5 1/2% 6/1/2017		1,217,797
1,000	M	Springfield 6% 10/1/2009*		1,068,620
1,000	M	Westborough 5% 11/15/2019		1,040,630
960	M	Westford 5 1/8% 4/1/2010*		1,022,909
1,000	M	Worcester 5 1/2% 8/15/2017		1,060,340

				7,834,961

		Health Care—6.2%
1,000	M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013		1,014,840
570	M	Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012		611,456

				1,626,296

		Transportation—4.1%
1,000	M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*		1,071,120

		Utilities—21.7%
1,000	M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013		1,071,120
1,455	M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018		1,551,976
1,000	M	Massachusetts State Water Resource Auth. 5% 8/1/2023		1,046,220
1,000	M	Puerto Rico Elec. Pwr. Auth. Rev. 5 1/4% 7/1/2029		1,005,020
1,000	M	Springfield Water & Sewer Rev. 5% 7/15/2024		1,020,320

				5,694,656

		Other Revenue—4.0%
1,000	M	Boston Convention Center Act 1997 Series "A" 5% 5/1/2017		1,042,220

Total Value of Municipal Bonds (cost $25,056,920)			97.3%	25,510,894
Other Assets, Less Liabilities			2.7	718,935

Net Assets			100.0%	$26,229,829

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$25,056,920. Accumulated net unrealized appreciation on investments was $453,974, consisting of $768,975 gross unrealized appreciation and $315,001 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS—98.1%
		General Obligations—71.5%
$1,360	M	Allendale Public Sch. Dist. Series "A" 5 1/4% 5/1/2024		$ 1,423,920
1,000	M	Bay City School District Bldg. & Site 5% 5/1/2025		1,023,310
1,000	M	Detroit Series "B" 5% 4/1/2025		1,014,470
1,725	M	Eaton Rapids Public Schools 5 1/4% 5/1/2022		1,818,374
1,400	M	Ecorse Public School District 5% 5/1/2027		1,428,364
1,000	M	Ferndale Public Schools 5% 5/1/2023		1,019,900
1,000	M	Fraser Public School District 5% 5/1/2024		1,029,980
1,375	M	Galesburg-Augusta Community Schools 5% 5/1/2024		1,398,719
1,000	M	Godwin Heights Public School District 5 5/8% 5/1/2010*		1,067,270
1,000	M	Grand Blanc Community School District 5 5/8% 5/1/2015		1,080,280
1,040	M	Grand Rapids Building Authority 5 3/4% 8/1/2015		1,101,620
1,000	M	Gull Lake Community School District Zero Coupon 5/1/2013		774,810
1,575	M	Jenison Public School District 5 1/2% 5/1/2018		1,672,760
1,000	M	Kenowa Hills Public Schools 5% 5/1/2025		1,013,040
1,000	M	Montrose Township School District 6.2% 5/1/2017		1,155,060
1,115	M	Oakland Schools Inter. School Dist. 5% 5/1/2023		1,160,347
1,000	M	Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025		1,022,030
1,050	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,057,224

				21,261,478

		Health Care—7.0%
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. (Mercy Mount Clemens)
		5 3/4% 5/15/2009*		1,048,910
1,000	M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013		1,043,800

				2,092,710

		Transportation—3.6%
1,000	M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024		1,056,400

		Utilities—16.0%
1,275	M	Detroit Water Supply System Rev. 6 1/2% 7/1/2015		1,475,149
		Michigan State Strategic Fund (Detroit Edison Co.):
1,350	M	6.95% 5/1/2011		1,489,712
1,000	M	7% 5/1/2021		1,190,260
500	M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
		6.95% 9/1/2022		615,005

				4,770,126

Total Value of Municipal Bonds (cost $28,109,237)			98.1%	29,180,714
Other Assets, Less Liabilities			1.9	554,558

Net Assets			100.0%	$29,735,272

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$29,109,237. Accumulated net unrealized appreciation on investments was $1,071,477, consisting of $1,129,563 gross unrealized appreciation and $58,086 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.4%
		Education—6.1%
$600	M	Minnesota State Colleges & Univ. 5% 10/1/2021	$ 632,166
400	M	University of Minnesota 5 3/4% 7/1/2017	466,752

			1,098,918

		General Obligations—61.3%
400	M	Becker Ind. School District #726, 6% 2/1/2017	424,108
750	M	Blooming Prairie Ind. School District #756, 4 3/4% 1/1/2024	759,052
500	M	Crow Wing County Jail Series "B" 5% 2/1/2021	523,500
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	508,105
200	M	Delano Ind. School District #879, 5.6% 2/1/2015	214,494
		Eagan Recreational Facilities Series "A":
450	M	5% 2/1/2015	476,447
250	M	5% 2/1/2016	263,130
100	M	Elk River Ind. School District #728, 5 1/2% 2/1/2021	106,978
300	M	Farmington Ind. School District #192 Series "B" 5% 2/1/2022	313,197
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	516,325
1,000	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,035,370
260	M	Mahtomedi Ind. School District #832, 5% 2/1/2017	272,137
1,000	M	Minneapolis Special School District #1, 5% 2/1/2020	1,041,670
750	M	Montgomery School District #394, 5% 2/1/2025	768,990
500	M	Moorhead Series "A" 5% 2/1/2027	508,060
750	M	New Brighton Series "A" 5% 2/1/2032	753,667
250	M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	268,035
500	M	Sauk Rapids Ind. Sch. Dist. 5% 2/1/2019	533,985
500	M	Scott County 5% 12/1/2023	522,575
500	M	Spring Lake Park Ind. Sch. Dist. 5% 2/1/2029	506,105
		St. Paul Ind. School District #625:
250	M	5 5/8% 2/1/2015	257,185
400	M	5% 2/1/2017	423,140

			10,996,255

		Health Care—8.0%
500	M	Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017	532,630
350	M	Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
		5 1/4% 2/15/2014	372,502
500	M	St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016	525,330

			1,430,462

		Housing—2.3%
400	M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
		5.9% 10/20/2019	409,536

		Transportation—2.8%
500	M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
		5% 1/1/2028	500,590

		Utilities—12.7%
		Northern Minnesota Municipal Pwr. Agy. Revenue:
400	M	5.4% 1/1/2016		414,276
500	M	5% 1/1/2021 (when-issued)		519,115
500	M	5% 1/1/2026		505,730
		Western Minnesota Municipal Power Agency:
325	M	5 1/2% 1/1/2011		331,526
500	M	5 1/2% 1/1/2015		525,790

				2,296,437

		Other Revenue—4.2%
750	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		760,860

Total Value of Municipal Bonds (cost $17,200,154)				17,493,058

		SHORT-TERM TAX EXEMPT INVESTMENTS—4.5%
		Adjustable Rate Notes**
400	M	Arden Hills Hsg. & Health Care Facs. Rev. 1.33%		400,000
400	M	St. Paul Hsg. & Redev. Auth. Rev. 1.3%		400,000

Total Value of Short-Term Tax Exempt Investments (cost $800,000)				800,000

Total Value of Municipal Investments (cost $18,000,154)			101.9%	18,293,058
Excess of Liabilities Over Other Assets			(1.9)	(341,192)

Net Assets			100.0%	$17,951,866

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$18,000,154. Accumulated net unrealized appreciation on investments was $292,904, consisting of $376,627 gross unrealized appreciation and $83,723 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MISSOURI INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.6%
		Education—10.2%
$125	M	Bowling Green School District 5.85% 3/1/2010*	$ 133,393
500	M	Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025	515,640
500	M	Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5% 6/1/2027	504,355
150	M	Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015	158,136
150	M	Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
		5 1/2% 4/1/2018	158,109

			1,469,633

		General Obligations—23.5%
400	M	Cass County Reorg. School District #2, 5 1/2% 3/1/2017	430,964
350	M	Clay County Pub. School District #53, 5% 3/1/2017	366,807
500	M	Fort Zumwalt School District 5% 3/1/2023	518,825
100	M	Jefferson County School District #6, 6% 3/1/2014	106,258
140	M	Maplewood Richmond Heights School District
		5 1/4% 3/1/2016	147,356
500	M	Neosho Reorg. School District #R5, 5% 3/1/2022	522,900
500	M	Nixa School District #R2, 5 1/4% 3/1/2025	523,355
125	M	St. Joseph School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019	133,554
100	M	St. Louis County Pattonville R-3 School Dist.
		(Direct Dep. Prog.) 5 3/4% 3/1/2010*	107,389
250	M	Washington School District 5% 3/1/2015	265,750
250	M	Wentzville School District #4, 5% 3/1/2022	255,995

			3,379,153

		Health Care—8.1%
400	M	Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022	409,824
140	M	Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
		6 3/4% 5/15/2011	157,504
500	M	North Kansas City Hospital Rev. Series "A" 5% 11/15/2020	520,060
80	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		6 1/4% 7/1/2016	80,218

			1,167,606

		Transportation—4.0%
400	M	Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
		5 1/4% 10/1/2019	424,848
150	M	St. Louis Airport Rev. (Lambert Intl. Airport) 5 1/8% 7/1/2015	152,850

			577,698

		Utilities—12.3%
250	M	Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016	269,210
500	M	Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021	514,185
1,000	M	Springfield Pub. Util. Rev. 4 3/4% 8/1/2024	993,200

			1,776,595

		Other Revenue—39.5%

500	M	Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023		511,535
100	M	Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014		100,251
500	M	Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020		522,115
1,000	M	Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023		1,026,090
250	M	Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019		258,467
250	M	Kansas City Spl. Oblig. Public Improvement 5% 3/1/2028		253,305
250	M	Missouri State Board Public Buildings Series "A" 5% 5/1/2021		255,637
500	M	Missouri State Dev. Finance Board Infrastructure Facs. Rev.
		Hartman Heritage Center Phase II, 5% 4/1/2020		515,865
500	M	Missouri State Regional Convention & Sports Complex Auth.
		5 1/4% 8/15/2020		527,175
		Springfield Public Building Corp. Leasehold Revenue:
125	M	Capital Improvement 5.6% 6/1/2014		130,117
230	M	Jordan Valley 5.85% 6/1/2014		247,413
		St. Louis Municipal Finance Corp. Leasehold Revenue:
200	M	Carnahan Courthouse Series "A" 5% 2/15/2012*		214,948
125	M	City Justice Center Series "A" 5 3/4% 2/15/2010*		134,173
1,000	M	Recreational Sales Tax 5% 2/15/2032		978,120

				5,675,211

Total Value of Municipal Bonds (cost $13,863,396)				14,045,896

		SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
100	M	Missouri St. Hlth. & Edl. Facs. Rev.
		Adjustable Rate Note 1.3%** (cost $100,000)		100,000

Total Value of Municipal Investments (cost $13,963,396)			98.3%	14,145,896
Other Assets, Less Liabilities			1.7	240,778

Net Assets			100.0%	$14,386,674

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$13,963,396. Accumulated net unrealized appreciation on investments was $182,500, consisting of $277,076 gross unrealized appreciation and $94,576 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW JERSEY INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—99.0%
		Education—17.2%
$1,650	M	New Jersey Economic Dev. Auth. 5% 9/1/2025	$ 1,696,084
		New Jersey Educational Facilities Auth. Revenue:
2,125	M	College of New Jersey Series "C" 5 3/8% 7/1/2016	2,253,222
1,000	M	Montclair State Univ. Series "A" 5% 7/1/2023	1,023,670
		Rowan University:
1,000	M	5% 7/1/2025 (when-issued)	1,021,650
1,000	M	5% 7/1/2026 (when-issued)	1,015,150
1,020	M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
		University Plaza Proj. Series "A" 5 5/8% 7/1/2013	1,063,870
1,000	M	University of Medicine & Dentistry of New Jersey Series "A"
		5 3/8% 12/1/2016	1,069,730

			9,143,376

		General Obligations—14.6%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015	2,064,948
3,000	M	Jackson Twp. Sch. Dist. 5% 6/15/2024	3,072,750
1,000	M	Jersey City General Improvements 5% 9/1/2023	1,027,160
1,500	M	Jersey City Series "B" 5% 9/1/2019	1,567,080

			7,731,938

		Health Care—11.0%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
1,500	M	General Hospital Center at Passaic 6% 7/1/2014	1,686,195
2,000	M	Hackensack Univ. Med. Ctr. 5 1/4% 1/1/2031 (when-issued)	2,018,060
1,000	M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,040,040
1,000	M	Riverview Medical Center 6 1/4% 7/1/2011	1,116,120

			5,860,415

		Housing—1.7%
895	M	New Jersey State Hsg. & Mtg. Fing. Agency Regency
		Park Project 6.05% 11/1/2017	917,894

		Transportation—14.2%
1,000	M	Delaware River & Bay Authority 5 1/2% 1/1/2010*	1,065,050
1,000	M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	1,027,940
710	M	New Jersey State Hwy. Auth. (Garden State Parkway)
		6.2% 1/1/2010	742,149
1,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2035	999,920
		Port Authority of New York & New Jersey:
2,100	M	5% 10/15/2018	2,209,011
1,500	M	5% 8/15/2029	1,520,070

			7,564,140

		Utilities—6.6%
1,000	M	Bergen County Utilities Auth. Rev. 5% 12/15/2031	1,003,100

1,150	M	Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018		1,195,322
1,250	M	Passaic Valley Sewer Comm. Series "E" 5 5/8% 12/1/2018		1,312,750

				3,511,172

		Other Revenue—33.7%
2,500	M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
		7.4% 7/1/2016		3,002,150
2,000	M	Cape May County Bridge Commission 5% 6/1/2032		2,001,060
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		1,989,742
		Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000	M	5 1/4% 6/1/2021		1,040,450
1,000	M	5% 1/1/2025		1,014,070
1,500	M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/01/2025		1,534,365
1,000	M	Essex County Impt. Auth. Lease Rev.
		(Correctional Facs. Proj.) 5 1/2% 10/1/2010*		1,072,860
2,000	M	Hudson County Impt. Auth. Lease Rev. 5% 4/1/2027		2,040,660
2,000	M	New Jersey Economic Dev. Auth.
		(Liberty State Park Proj.) 5% 3/1/2027		2,013,840
1,155	M	Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020		1,194,154
1,000	M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032		1,016,960

				17,920,311

Total Value of Municipal Bonds (cost $51,183,364)			99.0%	52,649,246
Other Assets, Less Liabilities			1.0	512,305

Net Assets			100.0%	$53,161,551

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$51,183,364. Accumulated net unrealized appreciation on investments was $1,465,882.
consisting of $1,846,690 gross unrealized appreciation and $380,808 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.4%
		Education—27.5%
		New York State Dormitory Authority Revenue:
		Barnard College:
$1,000	M	5% 7/1/2024	$ 1,015,460
2,000	M	5% 7/1/2025	2,010,140
		City University:
3,955	M	5 3/4% 7/1/2013	4,277,966
3,000	M	6% 7/1/2020	3,496,740
2,350	M	Colgate University 6% 7/1/2021	2,756,738
		New York University:
1,610	M	6% 7/1/2018	1,887,226
2,000	M	5% 7/1/2022	2,051,580
3,500	M	5% 7/1/2025	3,590,965
		NYSARC Insured Series "A":
1,425	M	5 1/4% 7/1/2018	1,524,294
6,000	M	5% 7/1/2026	6,149,760
2,715	M	Rochester Institute of Technology 5 1/4% 7/1/2018	2,869,999
		School Districts Financing Program:
3,000	M	Series "A" 5 1/4% 4/1/2022	3,179,160
1,000	M	Series "C" 5 1/4% 4/1/2021	1,048,020
		Special Act School Districts Program:
1,375	M	6% 7/1/2012	1,438,883
1,460	M	6% 7/1/2013	1,533,175
		State University :
1,500	M	5 1/4% 5/15/2021	1,646,880
1,000	M	5% 7/1/2023	1,031,270

			41,508,256

		General Obligations—22.5%
		Buffalo:
		School District Series "B":
1,130	M	5 3/8% 11/15/2016	1,212,580
2,360	M	5 3/8% 11/15/2017	2,521,094
2,620	M	5 3/8% 11/15/2019	2,764,729
1,000	M	School District Series "D" 5 1/2% 12/15/2015	1,073,820
1,000	M	Central Square Central School Dist. 5% 5/15/2017	1,050,730
1,000	M	Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015	1,088,120

		New York City:
		Series "E":
4,570	M	5 3/4% 5/15/2010*	4,943,278
2,000	M	5 3/4% 8/1/2018	2,180,000
2,500	M	Series "F" 5 1/4% 8/1/2014	2,650,475
1,795	M	Series "G" 5 3/4% 8/1/2018	1,956,550
1,540	M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,904,518
1,395	M	North Syracuse Central School Dist. Series "A" 5% 6/15/2018	1,461,555
1,000	M	Red Hook Central School Dist. 5 1/8% 6/15/2017	1,060,500
1,775	M	Webster Central School District 5% 6/15/2019	1,874,507
		Yonkers Series "A":
1,500	M	5 3/4% 10/1/2010*	1,636,245
1,345	M	5 1/8% 7/1/2016	1,423,360
1,410	M	5 1/4% 7/1/2017	1,494,473
1,480	M	5 1/4% 7/1/2018	1,559,742

			33,856,276

		Health Care—2.8%
		New York State Dormitory Authority Revenue:
750	M	Health Quest Systems 5 1/4% 7/1/2027	764,242
2,000	M	NY Presbyterian Hospital 5 1/4% 2/15/2024	2,069,820
1,320	M	United Cerebral Palsy 5 1/8% 7/1/2021	1,384,297

			4,218,359

		Housing—.8%
1,160	M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,163,445

		Transportation—20.8%
		Metropolitan Transit Authority of New York:
		Transit Authority Revenue:
		Series "A":
2,500	M	5% 11/15/2020	2,578,800
2,500	M	5% 11/15/2024	2,594,600
5,000	M	Series "B" 5 1/4% 11/15/2022	5,221,850
2,725	M	Transit Dedicated Tax 5 1/8% 11/15/2020	2,865,855
5,000	M	New York State Thruway Auth. 5% 1/1/2030	5,008,100
1,400	M	New York State Thruway Auth. Hwy. & Bridge Series "A"
		6% 4/1/2010*	1,516,942
5,000	M	Port Authority of New York & New Jersey 5% 8/15/2029	5,066,900
6,000	M	Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012	6,466,680

			31,319,727

		Utilities—11.3%
1,000	M	Long Island Power Auth. Elec. Sys. Rev. 5% 12/1/2023	1,006,590
		New York City Municipal Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,247,475
7,000	M	4 3/4% 6/15/2030	6,886,320
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,873,050

			17,013,435

		Other Revenue—12.7%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026	5,391,800
1,000	M	Nassau County Interim Fin. Auth.
		5 3/4% 11/15/2010*	1,089,230
4,000	M	New York City Edl. Constr. Fd. 5% 4/1/2031	3,946,200

2,185	M	New York City Transitional Fin. Auth. 5 1/4% 8/1/2020		2,290,667
		New York State Dorm. Auth. Revenue:
5,520	M	Albany Public Library 5% 7/1/2030		5,535,787
715	M	Judicial Facs. Lease 7 3/8% 7/1/2016		840,082

				19,093,766

Total Value of Municipal Bonds (cost $142,583,711)				148,173,264

		SHORT-TERM TAX EXEMPT INVESTMENTS—.1%
100	M	Puerto Rico Commonwealth Govt. Dev. Bank
		Adjustable Rate Note 6 1/4%** (cost $100,000)		100,000

Total Value of Municipal Investments (cost $142,683,711)			98.5%	148,273,264
Other Assets, Less Liabilities			1.5	2,273,604

Net Assets			100.0%	$150,546,868

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$142,683,711. Accumulated net unrealized appreciation on investments was $5,589,553, consisting of $6,149,429 gross unrealized appreciation and $559,876 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.7%
		Certificates of Participation—36.7%
$400	M	Carteret County 5 5/8% 6/1/2020	$ 418,672
1,000	M	Franklin County Public Facs. Proj. 5% 9/1/2027	990,150
		Harnett County:
500	M	5 1/2% 12/1/2010*	546,170
500	M	5 1/8% 12/1/2023	521,780
1,000	M	Lincoln County Middle School Proj. 5% 6/1/2022	1,043,500
1,000	M	Montgomery County 5% 2/1/2030	985,560
1,255	M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,343,377
1,110	M	North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019	1,172,471
1,000	M	Onslow County 5% 6/1/2024	1,003,260
250	M	Pitt County 5 1/4% 4/1/2010*	266,990
1,000	M	Sampson County School Improvements 5% 6/1/2023	1,037,140

			9,329,070

		Education—12.7%
1,000	M	Appalachian State University 5% 7/15/2025	1,018,250
230	M	Iredell County Public Facs. School Projs. 6% 6/1/2010*	250,330
500	M	North Carolina Capital Facs. Fin. Agy. (Meredith College)
		5 1/8% 6/1/2014	524,935
		University of North Carolina Sys. Pool Revenue:
400	M	5 3/8% 4/1/2021	420,908
1,000	M	5% 10/1/2025 (when-issued)	1,024,630

			3,239,053

		General Obligations—4.6%
500	M	Brunswick County 5 3/4% 5/1/2010*	532,375
400	M	Johnston County 5% 6/1/2018	418,316
220	M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,825

			1,175,516

		Health Care—1.7%
400	M	North Carolina Medical Care Community Hosp. Rev.
		Northeast Med. Ctr. 5 3/8% 11/1/2010*	434,692

		Transportation—8.2%
1,000	M	Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023	1,040,920
		Piedmont Triad Airport Authority Revenue:
500	M	5 1/2% 7/1/2009*	526,390
500	M	5 1/4% 7/1/2016	528,530

			2,095,840

		Utilities—33.2%
1,000	M	Asheville Water Sys. Rev. 5% 8/1/2025	1,027,710
350	M	Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*	379,099
1,080	M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022	1,140,718
250	M	Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*	269,470

		Greenville Combined Enterprise Sys. Revenue:
250	M	5 1/2% 9/1/2017		257,452
250	M	5 1/2% 9/1/2018		257,110
1,000	M	High Point Enterprise Sys. Rev. 5% 11/1/2024		1,019,030
1,000	M	Mooresville Enterprise Sys. Rev. 5% 5/1/2025		1,008,300
1,000	M	North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018		1,050,380
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 5% 6/1/2027		1,001,510
1,000	M	Shelby Enterprise Sys. Rev. 5% 5/1/2022		1,015,660

				8,426,439

		Other Revenue—1.6%
250	M	Cumberland County Finance Corp. Installment Pmt. Rev.
		(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017		258,992
140	M	Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010		140,327

				399,319

Total Value of Municipal Bonds (cost $24,824,629)				25,099,929

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.4%
350	M	University North Carolina Hospital Chapel Hill Rev.
		Adjustable Rate Note 1.2%** (cost $350,000)		350,000

Total Value of Municipal Investments (cost $25,174,629)			100.1%	25,449,929
Excess of Liabilities Over Other Assets			(.1)	(27,934)

Net Assets			100.0%	$25,421,995

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$25,174,629. Accumulated net unrealized appreciation on investments was $275,300, consisting of $495,611 gross unrealized appreciation and $220,311 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security		Value

		MUNICIPAL BONDS—98.5%
		Education—13.2%
$ 1,000	M	Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020		$ 1,014,760
1,000	M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022		1,029,210
1,000	M	University Akron Gen. Receipts 6% 1/1/2010*		1,068,200

				3,112,170

		General Obligations—76.6%
1,000	M	Adams County Valley Local School District 7% 12/1/2015		1,156,740
500	M	Avon Local School District 6 1/2% 12/1/2015		594,825
1,000	M	Beaver Creek Local School District 6.6% 12/1/2015		1,163,240
1,000	M	Central Solid Waste Auth. 5% 12/1/2022		1,031,930
1,000	M	Cleveland Municipal School District 5 1/4% 12/1/2023		1,050,880
1,000	M	Dublin City School Dist. Fac. Construction & Improvement
		5% 12/1/2021		1,042,440
1,000	M	Fairfield County 5% 12/1/2025		1,014,960
1,000	M	Gallia County Local School District 4 3/4% 12/1/2024		1,012,770
1,000	M	Greene County 5 1/4% 12/1/2030		1,025,840
655	M	Jefferson County Jail Construction 5 3/4% 12/1/2019		757,638
1,000	M	Jefferson Local School District (Madison Cnty.) 5% 12/1/2025		1,012,360
1,000	M	Licking County Joint Voc. School District 5% 12/1/2020		1,033,490
1,300	M	Lorain 5 1/2% 12/1/2018		1,395,823
1,000	M	New Albany Capital Facilities 5% 12/1/2026		1,005,260
115	M	Shaker Heights City School District 7.1% 12/15/2010		123,654
1,000	M	St. Marys City School District 5% 12/1/2025		1,023,950
1,000	M	Wapakoneta City School District 5% 12/1/2025 (when-issued)		1,028,030
1,000	M	Westerville 5% 12/1/2024		1,023,020
500	M	Youngstown 6% 12/1/2010*		551,900

				18,048,750

		Health Care—2.2%
500	M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
		5 1/2% 9/1/2011		510,480

		Utilities—2.2%
500	M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018		523,530

		Other Revenue—4.3%
1,000	M	Dayton Spl. Oblig. Economic Dev. Rev. 5% 12/1/2024		1,022,020

Total Value of Municipal Bonds (cost $22,565,405)			98.5%	23,216,950
Other Assets, Less Liabilities			1.5	363,002

Net Assets			100.0%	$23,579,952

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$22,565,405. Accumulated net unrealized appreciation on investments was $651,545, consisting of $727,473 gross unrealized appreciation and $75,928 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—96.3%
		Certificates of Participation—8.3%
		Oregon State Dept. of Administrative Services:
$500	M	5 1/4% 5/1/2017	$ 531,015
1,000	M	5% 5/1/2021	1,048,510
500	M	5% 5/1/2030	503,235
1,000	M	5% 11/1/2030	985,320

			3,068,080

		Education—9.4%
200	M	Chemeketa Community College District 6.4% 7/1/2009	200,568
1,250	M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	1,298,762
		Oregon State Facs. Authority Revenue:
1,000	M	College in Student Housing Proj. 5% 7/1/2035	936,430
1,000	M	Williamette Univ. Proj. 5 1/8% 10/1/2025	1,018,360

			3,454,120

		General Obligations—54.1%
		Clackamas Community College District:
1,000	M	5% 5/1/2023	1,026,700
1,000	M	5% 5/1/2024	1,019,260
1,500	M	Clackamas County 5% 6/1/2023	1,544,355
1,000	M	Columbia Gorge Community College 5% 6/15/2023	1,026,060
1,000	M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	1,002,890
1,055	M	Gresham 5 3/8% 6/1/2017	1,132,194
1,000	M	Jackson County School District #549C 5% 12/15/2027	1,012,970
635	M	Jefferson County School District #509J 5 1/4% 6/15/2019	666,623
245	M	La Grande 5 5/8% 6/1/2011	246,411
100	M	Linn County School District #55, 5 1/2% 6/15/2011*	109,167
		Multnomah County Sch. Dist. #7 (Reynolds):
1,000	M	5% 6/1/2030	1,009,920
1,000	M	5% 6/1/2035	1,007,060
1,000	M	Oregon State Board Of Higher Education Series "A"
		5% 8/1/2029	1,014,020
1,000	M	Oregon State Local Govts. 5% 12/1/2023	1,028,250
760	M	Polk Marion & Benton Counties School District #13J
		5 5/8% 6/15/2010*	814,895
1,000	M	Rogue Community College District 5% 6/15/2024	1,021,140
600	M	Southwestern Community College Dist. 6.05% 6/1/2010*	647,940
1,765	M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,807,731
600	M	Washington and Clackamas Counties School District #23 (Tigard)
		5 1/4% 6/1/2016	663,186
1,000	M	Washington County 5% 6/1/2024	1,022,120
1,000	M	Yamhill County School Dist #40, 5% 6/15/2023	1,041,090

				19,863,982

		Transportation—4.2%
1,000	M	Oregon State Department Trans. Hwy. User Tax Rev.
		5% 11/15/2028		1,013,930
500	M	Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*		544,880

				1,558,810

		Utilities—15.7%
440	M	Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*		477,048
600	M	Eugene Water Utility System 5.8% 8/1/2010*		648,162
250	M	Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008		250,323
		Portland Sewer System Revenue:
300	M	Series "A" 5 1/4% 6/1/2020		317,601
1,000	M	Series "B" 5% 6/15/2027		1,004,600
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028		999,920
1,000	M	Puerto Rico Elec. Power Auth. Rev. 5 1/4% 7/1/2029		1,005,020
1,000	M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024		1,046,960

				5,749,634

		Other Revenue—4.6%
500	M	Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*		524,545
		Portland Urban Renewal & Redevelopment:
405	M	Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020		422,666
700	M	South Parks Blocks Series "A" 5 3/4% 6/15/2017		740,586

				1,687,797

Total Value of Municipal Bonds (cost $35,277,284)				35,382,423

		SHORT-TERM TAX EXEMPT INVESTMENTS—1.1%
400	M	Oregon State Brd. of Ed. GO (Veterans Welfare)
		Adjustable Rate Note 1 1/4%** (cost $400,000)		400,000

Total Value of Municipal Investments (cost $35,677,284)			97.4%	35,782,423
Other Assets, Less Liabilities			2.6	958,165

Net Assets			100.0%	$36,740,588

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$35,677,284. Accumulated net unrealized appreciation on investments was $105,139, consisting of $545,402 gross unrealized appreciation and $440,263 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—97.4%
		Education—8.8%
$1,000	M	Lycoming Cnty. Auth. Rev. (Penn College of Tech.) 5 1/2% 10/1/2032	$ 1,042,150
1,000	M	Pennsylvania State Higher Educ. Assistance Agy.
		6 1/8% 12/15/2010*	1,096,230
1,410	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5 1/2% 6/15/2014	1,486,281

			3,624,661

		General Obligations—38.6%
1,000	M	Bedford County 5% 9/1/2028	1,004,260
1,000	M	Bensalem Twp. 5% 6/1/2026	1,009,270
1,000	M	Bensalem Twp. School Dist. 5 1/4% 6/15/2025	1,025,600
1,050	M	Bentworth School District 5% 3/15/2028	1,061,644
1,000	M	Catasauqua Area School District 5% 2/15/2026	1,014,230
1,000	M	Chambersburg School District 5% 3/1/2024	1,019,120
1,000	M	East Stroudsburg Area School District 5% 9/1/2029 (when-issued)	1,017,160
1,000	M	Jim Thorpe School District 5% 3/15/2027	1,016,400
1,065	M	Mifflin County 5 1/2% 9/1/2020	1,113,010
1,400	M	Northeastern York School District 5% 4/1/2029	1,394,582
1,000	M	Owen J. Roberts School District 5% 5/15/2023	1,035,010
1,000	M	Pennsbury School District 5% 8/1/2025	1,021,680
1,085	M	Pittsburgh 5 1/2% 9/1/2014	1,142,169
1,000	M	Radnor Twp. School District 5% 2/15/2032	1,002,240
1,000	M	Scranton School District 5% 7/15/2027	1,016,960

			15,893,335

		Health Care—5.1%
1,000	M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
		5.7% 10/1/2014	1,083,140
1,000	M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
		5.7% 11/15/2011 †	999,280

			2,082,420

		Transportation—7.5%
1,620	M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,652,011
1,375	M	Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022	1,449,883

			3,101,894

		Utilities—19.4%
1,000	M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/01/2024	998,810
1,325	M	Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019	1,455,897
600	M	Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2014*	660,600
1,000	M	Erie Sewer Authority Rev. 5 7/8% 6/1/2010*	1,075,130
1,000	M	New Castle Sanitation Auth. Swr. 5% 6/1/2024	1,009,510
2,500	M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	2,767,900

			7,967,847

		Other Revenue—18.0%
1,000	M	Penn. State Tpk. Oil Franchise Tax Rev. Series "A" 5% 12/1/2024		1,016,690
2,000	M	Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/2% 10/1/2011*		2,203,760
1,000	M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
		5 1/2% 12/1/2019		1,084,340
		Philadelphia Redev. Neighborhood Transformation Series "A":
1,000	M	5 1/2% 4/15/2016		1,069,950
1,000	M	5 1/2% 4/15/2019		1,052,300
1,000	M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014		1,001,610

				7,428,650

Total Value of Municipal Bonds (cost $39,072,229)				40,098,807

		SHORT-TERM TAX EXEMPT INVESTMENTS—2.7%
		Adjustable Rate Notes**
600	M	Allegheny County Higher Ed. Bld. Auth. Univ. Rev. 1.7%		600,000
500	M	Puerto Rico Commonwealth Govt. Dev. Bank 6 1/4%		500,000

Total Value of Short-Term Tax Exempt Investments (cost $1,100,000)				1,100,000

Total Value of Municipal Investments (cost $40,172,229)			100.1%	41,198,807
Excess of Liabilities Over Other Assets			(.1)	(51,033)

Net Assets			100.0%	$41,147,774

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$40,172,229. Accumulated net unrealized appreciation on investments was $1,026,578, consisting of $1,259,622 gross unrealized appreciation and $233,044 gross unrealized depreciation.

†	Payments of principal and interest is being made by Municipal Bond Investors Assurance Insurance Corporation,
the provider of the credit support.

Portfolio of Investments (unaudited)
VIRGINIA INSURED TAX EXEMPT FUND
March 31, 2008

Principal
Amount		Security	Value

		MUNICIPAL BONDS—98.1%
		Certificates of Participation—3.0%
$1,000	M	Prince Williams County 5% 9/1/2022	$ 1,033,940

		General Obligations—21.6%
1,000	M	Hampton 5 3/4% 2/1/2010*	1,080,740
1,065	M	Harrisonburg Public Safety & Steam Plant Series "A"
		5% 7/15/2020	1,108,207
1,000	M	Manassas Park 5% 4/1/2025	1,018,120
1,000	M	Portsmouth 5% 4/1/2027	1,015,920
1,000	M	Richmond 5 1/2% 1/15/2017	1,068,230
1,000	M	Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020	1,066,120
1,000	M	Waynesboro 5% 1/15/2034	1,004,160

			7,361,497

		Health Care—6.5%
		Roanoke Industrial Development Authority:
1,000	M	Carilion Health Sys. Series "A" 5 1/2% 7/1/2021	1,052,370
1,000	M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,168,420

			2,220,790

		Transportation—10.9%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	1,024,100
1,000	M	Fairfax Cnty. Econ. Dev. Auth. (Route 28 Proj.) 5% 4/1/2033	1,003,590
1,585	M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,675,805

			3,703,495

		Utilities—24.4%
800	M	Bristol Utility Sys. Rev. 5 3/4% 7/15/2015	927,616
1,000	M	Newport News Water Rev. 4 3/4% 6/1/2025	1,011,050
1,000	M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,002,260
500	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	528,355
750	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	749,940
1,000	M	Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023	1,027,660
		Spotsylvania County Water & Sewer Revenue:
1,000	M	5% 6/1/2026	1,023,500
1,000	M	5% 6/1/2027	1,016,100
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025	1,030,550

			8,317,031

		Other Revenue—31.7%
1,000	M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031	1,020,400
1,000	M	Culpeper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026	1,007,890
500	M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
		5 5/8% 11/1/2015	531,775
1,000	M	Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2012*	1,103,400
1,000	M	Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*	1,102,830
1,020	M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5% 3/15/2026	1,028,762

1,000	M	Riverside Regl. Jail Auth. 5% 7/1/2028		996,140
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027		1,013,890
		Southwest Regional Jail Authority Revenue:
1,000	M	5 1/8% 9/1/2021		1,013,380
1,000	M	5 1/8% 9/1/2022		1,008,170
1,000	M	Stafford County Indl. Dev. Authority Rev. 5 1/4% 8/1/2031		1,020,880

				10,847,517

Total Value of Municipal Bonds (cost $32,910,767)				33,484,270

		SHORT-TERM TAX EXEMPT INVESTMENTS—.3%
100	M	Virginia College Bldg. Auth. Edl. Facs. Rev.
		Adjustable Rate Note 1.44%** (cost $100,000)		100,000

Total Value of Municipal Investments (cost $33,010,767)			98.4%	33,584,270
Other Assets, Less Liabilities			1.6	544,252

Net Assets			100.0%	$34,128,522

At March 31, 2008, the cost of municipal investments for federal income tax purposes was
$33,010,767. Accumulated net unrealized appreciation on investments was $573,503, consisting of $886,789 gross unrealized appreciation and $313,286 gross unrealized depreciation.

FOOTNOTES

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at March 31, 2008.

***	Inverse floating rate securities (see Note 2) . Interest rates are determined and reset periodically and are the rates in effect at March 31, 2008.

Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corporation
CO	Corporate Obligor
COP	Certificate of Participation
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
VR	Variable Rate Securities

1. Security valuation—The Tax Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap’s value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds’ policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

    Level 1 – quoted prices in active markets for identical securities

    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Tax Exempt Money Market...	$6,583,000	$-	$6,583,000	$-
Insured Tax Exempt..........	705,547,802	-	705,547,802	-
Insured Tax Exempt II..........	131,883,934	-	131,883,934	-
Arizona................	15,686,054	-	15,686,054	-
California..........	26,986,067	-	26,986,067	-
Colorado..................	9,522,836	-	9,522,836	-
Connecticut...............	37,675,284	-	37,675,284	-
Georgia........	11,878,375	-	11,878,375	-
Maryland...........	20,333,588	-	20,333,588	-
Massachusetts....	25,510,894	-	25,510,894	-
Michigan....	29,180,714	-	29,180,714	-
Minnesota........................	18,293,058	-	18,293,058	-
Missouri..................	14,145,896	-	14,145,896	-
New Jersey...............	52,649,246	-	52,649,246	-
New York........	148,273,264	-	148,273,264	-
North Carolina..................	25,449,929	-	25,449,929	-
Ohio...............	23,216,950	-	23,216,950	-
Oregon........	35,782,423	-	35,782,423	-
Pennsylvania..................	41,198,807	-	41,198,807	-
Virginia...............	33,584,270	-	33,584,270	-

2. Derivatives—The Funds, other than the Tax Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statement of Operations. At March 31, 2008, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 28, 2008